Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

8. Intangible assets

	Patents	Computer software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2020	5,785	383	6,168
Additions	999	2	1,001
At December 31, 2021	6,784	385	7,169
Accumulated amortization:
At December 31, 2020	1,189	226	1,415
Charge for the year	441	94	535
Impairment	2,809	—	2,809
At December 31, 2021	4,439	320	4,759
Cost:
At December 31, 2021	6,784	385	7,169
Additions	506	—	506
Disposals	—	(234)	(234)
At December 31, 2022	7,290	151	7,441
Accumulated amortization:
At December 31, 2021	4,439	320	4,759
Charge for the year	195	44	239
Disposals	—	(214)	(214)
Impairment	292	—	292
At December 31, 2022	4,926	150	5,076
Net book value:
At December 31, 2022	2,364	1	2,365
At December 31, 2021	2,345	65	2,410

On March 2, 2022 the Company announced that the Phase 3 clinical trial of Acelarin for patients with advanced biliary tract cancer was being discontinued following a pre-planned futility analysis by the trial’s Independent Data Monitoring Committee. Management concluded that this was an indication of impairment and hence reviewed the assets associated with both the clinical trial and Acelarin. Based on this review, in the year ended December 31, 2021 an impairment charge of £2.8 million was recognized, representing the full aggregate carrying value of the patents relating to Acelarin as at December 31, 2021.

The Company regularly reviews its patent portfolio and during 2022 further development of a limited number of patents, relating mainly to preclinical drug candidates, was discontinued. Management concluded that this was an indication of impairment and an impairment charge of £0.3 million has been recognized, representing the aggregate carrying value of these patents as at December 31, 2022.